Basis of Preparation	12 Months Ended
Oct. 31, 2018
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Basis of Preparation
2	Basis of Preparation

Statement of compliance

These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by International Accounting Standards Board (IASB) and accounting requirements of OSFI in accordance with Section 308 of the Bank Act. Section 308 states that, except as otherwise specified by OSFI, the financial statements are to be prepared in accordance with IFRS.

The consolidated financial statements for the year ended October 31, 2018 have been approved by the Board of Directors for issue on November 27, 2018.

Certain comparative amounts have been restated to conform with the basis of presentation in the current year.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items that are measured at fair value in the Consolidated Statement of Financial Position:

•	Financial assets and liabilities measured at fair value through profit or loss
•	Financial assets and liabilities designated at fair value through profit or loss
•	Derivative financial instruments
•	Available-for-sale investment securities (applicable prior to November 1, 2017)
•	Equity instruments designated at fair value through other comprehensive income (effective November 1, 2017)
•	Debt instruments measured at fair value through other comprehensive income (effective November 1, 2017)

Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, which is the Bank’s functional currency. All financial information presented in Canadian dollars has been rounded to the nearest million unless otherwise stated.

Management’s use of estimates, assumptions and judgments

The Bank’s accounting policies require estimates, assumptions and judgments that relate to matters that are inherently uncertain. The Bank has established procedures to ensure that accounting policies are applied consistently. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

Use of estimates and assumptions

The preparation of these consolidated financial statements, in conformity with IFRS, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the consolidated financial statements, other comprehensive income and income and expenses during the reporting period. Estimates made by management are based on historical experience and other assumptions that are believed to be reasonable. Key areas of estimation uncertainty include those relating to the allowance for credit losses, the fair value of financial instruments (including derivatives), corporate income taxes, employee benefits, goodwill and intangible assets, the fair value of all identifiable assets and liabilities as a result of business combinations, impairment of non-financial assets, derecognition of financial assets and liabilities and provisions. While management makes its best estimates and assumptions, actual results could differ from these and other estimates.

Significant judgments

In the preparation of these consolidated financial statements, management is required to make significant judgments in the classification and presentation of transactions and instruments and accounting for involvement with other entities.

Significant estimates, assumptions and judgments have been made in the following areas and are discussed as noted in the consolidated financial statements:

Allowance for credit losses	Note 3 Note 13(d)
Fair value of financial instruments	Note 3 Note 7
Corporate income taxes	Note 3 Note 27
Employee benefits	Note 3 Note 28
Goodwill and intangible assets	Note 3 Note 18
Fair value of all identifiable assets and liabilities as a result of business combinations	Note 3 Note 38
Impairment of investment securities	Note 3 Note 12
Impairment of non-financial assets	Note 3 Note 16
Structured entities	Note 3 Note 15
De facto control of other entities	Note 3 Note 31
Derecognition of financial assets and liabilities	Note 3 Note 14
Provisions	Note 3 Note 23